Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 11,252,396	$ 19,733,631
Accounts receivable, net of allowance for doubtful accounts of $414,446 and $463,514, respectively	24,754,419	27,447,907
Notes receivable		89,332
Inventories	1,626,960	1,389,561
Prepaid expenses and other current assets	7,868,198	7,909,233
Total current assets	45,501,973	56,569,664
Property, plant and equipment, net	9,345,652	11,246,815
Intangible assets, net	8,294,643	10,101,405
Goodwill	8,865,954	10,084,201
Deferred tax assets	654,262	3,796,492
Prepaid assets	3,303,216	5,627,099
TOTAL ASSETS	75,965,700	97,425,676
Current liabilities
Accounts payable	18,423,109	12,155,733
Other payables and accrued liabilities	1,733,273	3,469,768
Income tax payable	334,530	37,225
Short-term bank borrowings	2,147,948	2,268,360
Total current liabilities	22,638,860	17,931,086
Deferred tax liability	1,774,698	2,079,986
TOTAL LIABILITIES	24,413,558	20,011,072
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A Ordinary shares, $0.01 par value, 350,000,000 shares authorized, 67,004,583 and 30,481,580 shares issued and outstanding, respectively	33,502	33,502
Class B Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 12,095,100 and 0 shares issued and outstanding, respectively	6,048	6,048
Preferred shares, $0.01 par value, 50,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in capital	53,871,226	53,871,226
Statutory reserve	7,622,765	7,622,765
(Accumulated Deficit) Retained Earnings	(7,084,172)	12,285,281
Accumulated other comprehensive (loss) income	(380,257)	4,306,536
Total Happiness Development Group Limited’s shareholders’ equity	54,069,112	78,125,358
Non-controlling interests	(2,516,970)	(710,754)
Total shareholders’ equity	51,552,142	77,414,604
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 75,965,700	$ 97,425,676